Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.62%
Alabama: 5.61%
Education revenue: 0.36%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,005,371
University of West Alabama (AG Insured)	4.00	1-1-2033	595,000	607,741
University of West Alabama (AG Insured)	4.00	1-1-2035	865,000	882,965
University of West Alabama (AG Insured)	4.00	1-1-2037	920,000	930,140
				3,426,217
Utilities revenue: 5.25%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,090,413
Black Belt Energy Gas District Series B	5.00	10-1-2035	5,000,000	5,221,631
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,426,690
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,204,169
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	2,500,000	2,694,464
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,249,966
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,252,421
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,024,657
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,300,206
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,347,800
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,500,000	2,639,378
Southeast Energy Authority A Cooperative District Series D	5.00	9-1-2035	3,000,000	3,301,542
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,080,000	2,338,529
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	5,000,000	5,552,356
				49,644,222
				53,070,439
Arizona: 1.41%
Education revenue: 0.59%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	328,603
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	333,934
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	300,567
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	330,338
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	232,302
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	209,920
Pima County Community College District	5.00	7-1-2035	600,000	626,222
Pima County Community College District	5.00	7-1-2036	500,000	520,045
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	730,000	687,761
Sierra Vista IDA Wake Preparatory Academy	5.25	6-15-2035	2,000,000	2,037,955
				5,607,647
Health revenue: 0.08%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	371,890
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	387,285
				759,175
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.53%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00%	7-1-2040	$5,000,000	$4,971,230
Utilities revenue: 0.21%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	2,004,953
				13,343,005
Arkansas: 0.25%
Miscellaneous revenue: 0.25%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	506,596
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,008,770
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	856,057
				2,371,423
California: 5.34%
GO revenue: 1.22%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,539,675
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	2,053,118
Patterson Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	3,000,000	2,367,705
State of California	4.00	8-1-2038	1,000,000	1,001,524
Sylvan Union School District CAB (AG Insured)¤	0.00	8-1-2031	2,590,000	2,208,019
Sylvan Union School District CAB (AG Insured)¤	0.00	8-1-2032	2,800,000	2,303,118
				11,473,159
Housing revenue: 0.09%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	858,466	875,884
Miscellaneous revenue: 0.19%
Orange County Water District Series A Certificate of Participation (Bank of America N.A. LOC)ø	2.78	8-1-2042	1,800,000	1,800,000
Transportation revenue: 1.03%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.14	4-1-2036	9,810,000	9,749,917
Utilities revenue: 2.81%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,247,983
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	5,000,000	5,366,601
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,537,445
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	878,779
Central Valley Energy Authorityøø	5.00	12-1-2055	3,000,000	3,284,800
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,282,888
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2039	2,095,000	2,179,340
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,469,085
See accompanying notes to portfolio of investments
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
M-S-R Energy Authority Series C	7.00%	11-1-2034	$3,000,000	$3,639,929
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	1,500,000	1,721,492
				26,608,342
				50,507,302
Colorado: 1.67%
Airport revenue: 0.35%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,419,395
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	730,017
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	616,150
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	536,434
				3,301,996
GO revenue: 0.24%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,267,968
Tax revenue: 0.28%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	927,749
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	633,851
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,071,951
				2,633,551
Utilities revenue: 0.74%
City of Colorado Springs Utilities System Revenue Series C (TD Bank N.A. SPA)ø	2.87	11-1-2040	1,000,000	1,000,000
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	6,042,139
				7,042,139
Water & sewer revenue: 0.06%
Central Weld County Water District (AG Insured)	4.00	12-1-2033	500,000	521,863
				15,767,517
Connecticut: 1.42%
Education revenue: 0.05%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	491,060
GO revenue: 0.52%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,039,674
State of Connecticut Series F	5.00	11-15-2032	300,000	300,691
Town of Hamden (AG Insured)	5.00	8-15-2033	1,100,000	1,261,923
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,282,297
				4,884,585
Health revenue: 0.53%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,011,193
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00%	7-1-2038	$2,000,000	$1,957,907
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	2,045,000	2,071,524
				5,040,624
Housing revenue: 0.14%
Connecticut State HEFA Sacred Heart University, Inc. Series K	4.00	7-1-2045	1,500,000	1,351,055
Tax revenue: 0.18%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	1,001,844
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	660,000	661,224
				1,663,068
				13,430,392
District of Columbia: 0.67%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	768,461
Tax revenue: 0.26%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	744,054
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	665,999
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,016,796
				2,426,849
Transportation revenue: 0.14%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,319,224
Water & sewer revenue: 0.19%
District of Columbia Water & Sewer Authority Series C-2 (Bank of America N.A. SPA)ø	3.70	10-1-2060	1,800,000	1,800,000
				6,314,534
Florida: 7.28%
Airport revenue: 0.73%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,012,692
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,624,835
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,145,990
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,152,726
				6,936,243
Education revenue: 0.22%
Capital Projects Finance Authority Imagine School at North Port, Inc. Series A144A	5.00	6-15-2035	1,100,000	1,102,223
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	937,696
				2,039,919
See accompanying notes to portfolio of investments
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.48%
Lee County IDA Health System, Inc. Obligated Group Series 2019A-1	5.00%	4-1-2036	$4,500,000	$4,680,891
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,217,321
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,510,661
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	517,074
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,689,455
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,391,875
				14,007,277
Miscellaneous revenue: 1.54%
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2032	2,000,000	2,080,029
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2033	4,500,000	4,668,315
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2034	600,000	621,188
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2042	500,000	538,311
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	2,000,000	2,157,197
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,547,124
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,029,447
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	990,000	1,010,139
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.20	5-1-2039	1,000,000	964,441
				14,616,191
Tax revenue: 0.56%
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2040	2,000,000	2,140,121
Polk County School District	5.00	10-1-2033	2,915,000	3,134,336
				5,274,457
Transportation revenue: 0.37%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	390,914
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	414,862
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	619,303
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	539,312
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,493,639
				3,458,030
Utilities revenue: 0.18%
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2035	500,000	549,151
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2037	1,040,000	1,129,029
				1,678,180
Water & sewer revenue: 2.20%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	541,794
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
North Sumter County Utility Dependent District (BAM Insured)	5.00%	10-1-2032	$950,000	$1,024,412
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,365,120
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	927,091
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,000,000
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	435,459
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	224,292
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	884,474
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	989,368
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	818,908
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,616,164
				20,827,082
				68,837,379
Georgia: 4.17%
Education revenue: 0.09%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	886,973
Health revenue: 0.34%
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	2.95	9-1-2035	3,200,000	3,200,000
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	500,735
Tax revenue: 0.43%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	1,012,848
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	3,000,000	3,032,527
				4,045,375
Utilities revenue: 3.26%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,128,875
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,221,378
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,745,946
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,326,911
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,247,243
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,433,638
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,509,141
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,213,953
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	5,000,000	5,387,567
See accompanying notes to portfolio of investments
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00%	1-1-2036	$1,500,000	$1,513,269
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	553,400
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	973,992
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	626,372
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	973,546
				30,855,231
				39,488,314
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,393,300
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	508,317
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	606,189
				1,114,506
Illinois: 11.95%
Airport revenue: 1.41%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,861,706
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,000,792
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,296,889
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,831,183
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	987,731
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,757,511
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,603,641
				13,339,453
Education revenue: 0.77%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	422,648
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	971,469
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	762,861
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,540,803
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	460,927
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	428,629
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	722,828
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	4.00%	4-1-2029	$400,000	$414,781
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	549,257
				7,274,203
GO revenue: 3.82%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,279,729
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,862,506
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,136,296
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,965,401
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,635,081
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,002,841
City of Chicago Series A	5.25	1-1-2045	3,000,000	2,952,195
City of Chicago Series A	5.50	1-1-2039	4,750,000	4,862,482
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,019,498
County of Cook	5.00	11-15-2034	1,300,000	1,318,702
County of Cook Series A	5.00	11-15-2029	1,000,000	1,021,587
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	453,560
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	294,668
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2033	600,000	666,979
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2038	1,635,000	1,763,550
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	694,022
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	420,471
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	471,267
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	521,214
South Sangamon Water Commission (AG Insured)	4.00	1-1-2029	525,000	538,926
South Sangamon Water Commission (AG Insured)	4.00	1-1-2030	600,000	620,229
South Sangamon Water Commission (AG Insured)	4.00	1-1-2031	625,000	648,638
South Sangamon Water Commission (AG Insured)	4.00	1-1-2033	500,000	511,547
South Sangamon Water Commission (AG Insured)	4.00	1-1-2036	570,000	572,556
South Sangamon Water Commission (AG Insured)	4.00	1-1-2037	525,000	526,039
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,105,846
Stephenson County School District No. 145 Freeport Series A (AG Insured)	5.00	2-1-2033	285,000	301,176
				36,167,006
Health revenue: 0.65%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,025,045
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	3.40	8-15-2057	3,000,000	3,000,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.40	8-15-2057	1,000,000	1,000,000
See accompanying notes to portfolio of investments
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00%	11-1-2035	$900,000	$623,250
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	549,709
				6,198,004
Housing revenue: 1.66%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	2,115,000	2,100,176
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,035,612
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,883,727
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,021,955
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,661,309
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	978,067
				15,680,846
Miscellaneous revenue: 0.20%
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,851,180
Tax revenue: 2.86%
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,164,323
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,148,574
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,249,820
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,736,462
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	2,500,000	2,505,218
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2030	4,000,000	4,008,354
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	3,000,000	3,005,776
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,222,066
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	4,974,827
				27,015,420
Transportation revenue: 0.15%
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,450,210
Water & sewer revenue: 0.43%
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2033	2,000,000	2,077,791
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	2,000,000	1,965,195
				4,042,986
				113,019,308
Indiana: 0.88%
Health revenue: 0.38%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,569,079
Housing revenue: 0.10%
North West Hendricks Multi-Building Corp. North West Hendricks School Corp.	4.00	7-15-2031	900,000	929,401
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.29%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50%	11-1-2030	$2,925,000	$2,786,804
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,024,177
				8,309,461
Iowa: 1.54%
GO revenue: 0.80%
College Community School District Series A	4.00	6-1-2042	7,885,000	7,615,550
Housing revenue: 0.25%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,345,242
Tax revenue: 0.17%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AG Insured)	4.00	7-1-2043	1,645,000	1,563,504
Utilities revenue: 0.32%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	3,000,000	3,052,721
				14,577,017
Kansas: 0.15%
Tax revenue: 0.15%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,600,000	1,438,869
Kentucky: 0.49%
Education revenue: 0.16%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	177,112
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	271,576
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	238,208
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	184,763
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	463,691
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	235,115
				1,570,465
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	645,551
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,255,163
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,202,633
				4,673,812
See accompanying notes to portfolio of investments
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 2.28%
Airport revenue: 0.30%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00%	1-1-2035	$2,000,000	$2,064,176
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	766,086
				2,830,262
Education revenue: 0.64%
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2027	3,380,000	3,484,520
Louisiana PFA Loyola University New Orleans CCAB	5.00	10-1-2028	2,500,000	2,611,398
				6,095,918
Miscellaneous revenue: 0.08%
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	335,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	201,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	167,500
				703,500
Tax revenue: 0.22%
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2031	1,000,000	1,046,439
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2032	1,000,000	1,042,656
				2,089,095
Transportation revenue: 0.32%
Greater New Orleans Expressway Commission (AG Insured)	5.00	11-1-2031	1,000,000	1,001,840
Greater New Orleans Expressway Commission (AG Insured)	5.00	11-1-2032	1,000,000	1,001,839
Greater New Orleans Expressway Commission (AG Insured)	5.00	11-1-2033	1,000,000	1,001,839
				3,005,518
Water & sewer revenue: 0.72%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,084,932
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	749,823
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	644,565
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2035	400,000	409,053
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2036	325,000	331,103
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2037	335,000	339,189
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	521,075
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	622,271
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,708,043
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	419,256
				6,829,310
				21,553,603
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.88%
Education revenue: 0.56%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00%	7-1-2029	$1,015,000	$1,048,044
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,239,256
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,456,369
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,525,476
				5,269,145
Health revenue: 0.32%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	810,093
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,157,153
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,066,799
				3,034,045
				8,303,190
Maryland: 0.98%
Education revenue: 0.43%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,492,390
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	215,000	215,159
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	462,725
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	432,720
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	467,457
				4,070,451
GO revenue: 0.31%
County of Baltimore	4.00	3-1-2042	3,000,000	2,974,688
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	893,625
Tax revenue: 0.14%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	360,000	360,515
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	982,626
				1,343,141
				9,281,905
See accompanying notes to portfolio of investments
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.26%
Health revenue: 0.26%
Massachusetts Development Finance Agency GingerCare Living, Inc. Obligated Group Series 2024B-1144A	4.75%	12-1-2029	$1,000,000	$1,001,588
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2033	525,000	572,336
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2034	500,000	540,037
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	2.90	7-1-2040	300,000	300,000
				2,413,961
Michigan: 1.34%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	830,889
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	620,994
				1,451,883
Education revenue: 0.13%
Flint International Academy	5.50	10-1-2027	1,250,000	1,250,656
GO revenue: 0.38%
County of Kent	5.00	6-1-2030	1,040,000	1,056,504
Pinckney Community Schools (QSBLF Insured)	5.00	5-1-2026	2,505,000	2,508,023
				3,564,527
Health revenue: 0.32%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	3,021,286
Water & sewer revenue: 0.36%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,403,609
				12,691,961
Minnesota: 0.34%
Education revenue: 0.09%
Minnesota HEFA Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	3.75	4-1-2037	800,000	800,000
Health revenue: 0.14%
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	2.75	11-15-2038	1,340,000	1,340,000
Housing revenue: 0.11%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.86	11-1-2035	1,065,000	1,065,000
				3,205,000
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.33%
Health revenue: 0.33%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00%	10-1-2037	$1,000,000	$1,038,971
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,034,882
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,023,169
				3,097,022
Missouri: 0.48%
Education revenue: 0.25%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,393,702
Health revenue: 0.23%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,116,800
				4,510,502
Nebraska: 0.47%
Health revenue: 0.13%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,186,526
Utilities revenue: 0.34%
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	3,000,000	3,243,400
				4,429,926
Nevada: 0.68%
GO revenue: 0.68%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,466,363
New Hampshire: 0.60%
Health revenue: 0.36%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,420,521
Housing revenue: 0.24%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,276,331	2,288,570
				5,709,091
New Jersey: 1.93%
Airport revenue: 0.23%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,141,360
Housing revenue: 1.11%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	3,170,000	3,325,885
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	438,654
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,923,610
See accompanying notes to portfolio of investments
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New Jersey TTFA Series A¤	0.00%	12-15-2030	$2,000,000	$1,719,940
North Hudson Sewerage Authority (AG Insured)	5.00	6-1-2038	1,000,000	1,137,176
				10,545,265
Tax revenue: 0.59%
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,148,587
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,445,955
				5,594,542
				18,281,167
New Mexico: 0.49%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,211,136
Industrial development revenue: 0.25%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,404,235
Miscellaneous revenue: 0.11%
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,001,669
				4,617,040
New York: 7.55%
Airport revenue: 0.88%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2029	1,160,000	1,260,169
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,072,333
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,158,900
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,870,159
				8,361,561
Education revenue: 2.08%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,027,309
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	5.00	9-1-2038	1,480,000	1,559,137
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	340,162
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,646,117
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,623,000
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,782,596
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,717,330
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	3,957,405
				19,653,056
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.27%
City of New York Series D-1	5.25%	5-1-2040	$1,500,000	$1,620,074
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	502,333
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	470,372
				2,592,779
Health revenue: 0.48%
Monroe County Industrial Development Corp. Rochester Regional Health Obligated Group Series A	5.00	12-1-2031	4,225,000	4,558,529
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	927,912
Miscellaneous revenue: 0.11%
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	1,000,000	1,025,576
Tax revenue: 2.46%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,027,794
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,048,762
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,325,216
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,885,785
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	3,000,000	2,914,864
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,056,286
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,004,683
				23,263,390
Transportation revenue: 0.82%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,218,499
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,496,693
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,015,705
				7,730,897
Utilities revenue: 0.21%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,043,625
Water & sewer revenue: 0.14%
New York City Municipal Water Finance Authority Water & Sewer System Series EE-1 (U.S. Bank N.A. SPA)ø	3.50	6-15-2045	1,000,000	1,000,000
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	300,543
				1,300,543
				71,457,868
See accompanying notes to portfolio of investments
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 0.10%
Water & sewer revenue: 0.10%
City of Mebane Combined Utilities Revenue	4.00%	8-1-2043	$1,025,000	$984,392
Ohio: 1.72%
Education revenue: 0.63%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	347,517
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	973,143
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,095,629
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,128,853
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,303,869
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,154,996
				6,004,007
Health revenue: 0.12%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,138,570
Housing revenue: 0.29%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	501,824
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	602,185
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,254,200
RiverSouth Authority Series A	5.75	12-1-2027	385,000	385,172
				2,743,381
Miscellaneous revenue: 0.11%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	997,129
Tobacco revenue: 0.21%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,025,771
Utilities revenue: 0.36%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	726,052
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,017,365
Cleveland Department of Public Utilities Division of Public Power (AG Insured)	5.00	11-15-2033	625,000	653,288
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	989,733
				3,386,438
				16,295,296
Oklahoma: 2.98%
Education revenue: 0.08%
Oklahoma State University Series A	4.00	9-1-2036	750,000	764,144
Housing revenue: 2.65%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,220,348
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00%	12-1-2026	$1,000,000	$1,025,165
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,027,842
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,319,879
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	729,918
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	416,230
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	259,728
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	699,272
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,683,621
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,265,445
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,001,514
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,247,413
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,161,781
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	3,044,739
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	3,028,283
Oklahoma Development Finance Authority Series B	5.00	6-1-2030	500,000	543,089
Oklahoma Development Finance Authority Series B	5.00	6-1-2032	550,000	593,481
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	468,066
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	826,920
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	641,996
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	826,051
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	1,010,037
				25,040,818
Tax revenue: 0.25%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,141,936
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,267,015
				2,408,951
				28,213,913
See accompanying notes to portfolio of investments
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.46%
Airport revenue: 0.14%
Port of Portland Airport Revenue Series 26-A	4.00%	7-1-2037	$565,000	$569,350
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	749,280
				1,318,630
Health revenue: 0.32%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,471,512
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,521,395
				2,992,907
				4,311,537
Pennsylvania: 10.27%
Airport revenue: 0.08%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	328,294
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	466,724
				795,018
Education revenue: 0.51%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2040	1,490,000	1,496,035
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	645,000	649,263
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	888,096
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	662,465
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	996,401
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	170,000	170,349
				4,862,609
GO revenue: 3.03%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,129,764
City of Philadelphia Series A	4.00	5-1-2037	1,115,000	1,123,291
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,022,563
McKeesport Area School District Series A (AG Insured)	4.00	10-1-2035	5,505,000	5,555,755
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,062,823
Reading School District (AG Insured)	5.00	3-1-2037	2,000,000	2,039,598
Reading School District (AG Insured)	5.00	3-1-2038	1,735,000	1,766,577
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,473,053
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,001,876
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,081,510
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,257,066
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,627,664
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	524,884
				28,666,424
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 2.72%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00%	7-15-2037	$2,000,000	$1,953,967
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2038	2,800,000	2,895,123
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2026	560,000	560,252
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2027	480,000	480,272
Cumberland County Municipal Authority Penn State Health Obligated Group	4.00	11-1-2044	1,190,000	1,081,664
Doylestown Hospital Authority Health System Obligated Group Series A	5.00	7-1-2041	2,500,000	2,512,949
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	3,000,000	2,925,197
Geisinger Authority Kaiser Obligated Group Series A-2	4.00	2-15-2039	1,000,000	977,986
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.50	6-1-2035	1,050,000	1,050,000
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2036	2,505,000	2,721,565
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	975,287
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,462,687
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,087,195
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,759,582
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,536,897
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.85	1-1-2038	800,000	800,000
				25,780,623
Housing revenue: 1.44%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,525,869
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,733,304
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,840,978
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,082,258
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	340,631
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	646,148
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	360,661
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,773,218
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,444
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,828
				13,605,339
Miscellaneous revenue: 0.76%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2029	480,000	504,701
See accompanying notes to portfolio of investments
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00%	12-1-2028	$3,020,000	$3,094,509
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2033	3,505,000	3,565,964
				7,165,174
Tax revenue: 0.25%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	760,055
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	807,799
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	801,302
				2,369,156
Tobacco revenue: 0.83%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	8,000,000	7,850,988
Transportation revenue: 0.48%
Pennsylvania Turnpike Commission Series E CCAB (AG Insured)	6.00	12-1-2030	4,220,000	4,501,628
Water & sewer revenue: 0.17%
Capital Region Water Revenue	5.00	7-15-2030	1,500,000	1,598,969
				97,195,928
South Carolina: 2.28%
Education revenue: 0.50%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	700,000
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,885,000
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,155,000
				4,740,000
Health revenue: 0.13%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,206,648
Utilities revenue: 1.65%
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,720,106
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2036	6,385,000	7,090,258
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2037	3,445,000	3,794,882
				15,605,246
				21,551,894
Tennessee: 1.80%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,618,129
Health revenue: 0.41%
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	3,500,000	3,867,423
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.10%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00%	10-1-2028	$1,000,000	$1,000,540
Utilities revenue: 1.01%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,237,667
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,653,820
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,689,317
				9,580,804
				17,066,896
Texas: 6.64%
Airport revenue: 1.67%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,083,642
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,061,721
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,571,879
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	8,109,714
				15,826,956
Education revenue: 0.19%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,010,294
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	749,157
				1,759,451
GO revenue: 1.73%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,293,890
City of Eagle Pass (AG Insured)	4.00	3-1-2037	695,000	708,781
City of Irving	4.00	9-15-2044	2,010,000	1,919,083
City of San Antonio	5.00	8-1-2036	3,990,000	4,160,672
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,015,104
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,135,120
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,286,102
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,477
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,140,525
				16,369,754
Health revenue: 0.59%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	3,000,000	3,052,037
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,376,516
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.45	10-1-2041	200,000	200,000
				5,628,553
See accompanying notes to portfolio of investments
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.57%
Austin Community College District Public Facility Corp. Series C	5.00%	8-1-2030	$500,000	$522,628
FW Chaparral PFC Chaparral Ranch Project	4.00	10-1-2035	5,000,000	4,899,332
				5,421,960
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,001,714
Tax revenue: 0.17%
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,569,645
Transportation revenue: 0.83%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,569,907
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,149,626
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,149,322
				7,868,855
Utilities revenue: 0.65%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,193,801
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,502,524
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,504,162
				6,200,487
Water & sewer revenue: 0.13%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,216,786
				62,864,161
Utah: 0.71%
Education revenue: 0.04%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	360,000	359,215
Health revenue: 0.30%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,000,000	939,197
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,868,540
				2,807,737
Housing revenue: 0.37%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,270,150
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2032	1,555,000	1,594,665
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2033	645,000	659,412
				3,524,227
				6,691,179
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.59%
Health revenue: 0.37%
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	3.85%	7-1-2042	$3,500,000	$3,500,000
Housing revenue: 0.16%
Virginia College Building Authority Series C	4.00	2-1-2036	1,500,000	1,505,128
Tax revenue: 0.06%
Marquis CDA of York County Virginia CCAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				585,430
				5,590,558
Washington: 4.26%
GO revenue: 2.05%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	794,856
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,635,311
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,800,595
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,962,424
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,176,143
				19,369,329
Health revenue: 0.23%
King County Public Hospital District No. 4 Series A%%	5.50	12-1-2035	1,000,000	986,410
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,225,440
				2,211,850
Housing revenue: 1.51%
King County Housing Authority	4.00	6-1-2026	560,000	563,771
King County Housing Authority	4.00	12-1-2026	430,000	435,467
King County Housing Authority	4.00	6-1-2027	590,000	598,425
King County Housing Authority	4.00	12-1-2027	400,000	407,976
King County Housing Authority	4.00	6-1-2028	360,000	368,377
King County Housing Authority	4.00	12-1-2028	375,000	385,250
King County Housing Authority	4.00	12-1-2029	960,000	988,260
King County Housing Authority	4.00	12-1-2030	575,000	596,518
King County Housing Authority	4.00	12-1-2031	450,000	458,839
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,071,566
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,634,984
Snohomish County Housing Authority	5.00	4-1-2034	655,000	692,882
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,147,454
				14,349,769
Miscellaneous revenue: 0.18%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,672,369
See accompanying notes to portfolio of investments
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.29%
City of Seattle Solid Waste Revenue	4.00%	6-1-2033	$1,175,000	$1,181,209
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,547,008
				2,728,217
				40,331,534
West Virginia: 0.66%
Health revenue: 0.15%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	387,990
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,011,285
				1,399,275
Miscellaneous revenue: 0.51%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,084,202
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,758,360
				4,842,562
				6,241,837
Wisconsin: 4.44%
Education revenue: 0.07%
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2039	700,000	692,553
GO revenue: 0.67%
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	1,495,000	1,611,522
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2033	4,190,000	4,729,022
				6,340,544
Health revenue: 2.29%
Wisconsin HEFA Ascension Health Credit Group Series A##	4.00	11-15-2039	14,975,000	14,271,476
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	1,225,000	1,225,455
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	5,000,000	5,042,011
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	1,000,000	1,064,188
				21,603,130
Housing revenue: 1.20%
Milwaukee RDA Board of School Directors	5.00	11-15-2029	420,000	428,803
Milwaukee RDA Board of School Directors	5.00	11-15-2030	635,000	648,309
PFA City of Boynton Beach	4.00	7-1-2030	2,090,000	2,177,549
PFA City of Boynton Beach	5.00	7-1-2035	3,590,000	3,737,196
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.25	7-1-2034	1,000,000	1,109,576
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.25	7-1-2035	1,000,000	1,100,999
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—September 30, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25%	7-1-2036	$1,000,000	$1,093,138
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,084,888
					11,380,458
Miscellaneous revenue: 0.21%
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2034	1,250,000	899,048
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2035	1,600,000	1,094,934
					1,993,982
					42,010,667
Total municipal obligations (Cost $944,407,128)					933,024,969
Total investments in securities (Cost $944,407,128)	98.62%				933,024,969
Other assets and liabilities, net	1.38				13,052,434
Total net assets	100.00%				$946,077,403

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
26 | Allspring Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$933,024,969	$0	$933,024,969
Total assets	$0	$933,024,969	$0	$933,024,969
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Intermediate Tax/AMT-Free Fund | 27